Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-interest bearing
Cash and demand deposits with banks	$ 93,032	$ 115,651
Interest bearing
Demand deposits with banks	258,239	437,644
Cash equivalents	1,749,516	1,626,538
Sub-total - Interest bearing	2,007,755	2,064,182
Cash and cash equivalents	2,100,787	2,179,833
Interest-bearing deposits in banks bearing negligible interest	$ 157,200	$ 280,500